Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.9%)
California (98.3%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,060
	ABC Unified School District GO	3.000%	8/1/40	2,000	1,778
	Acalanes Union High School District GO	6.350%	8/1/39	10,000	11,534
	Acalanes Union High School District GO	6.550%	8/1/39	4,500	5,231
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/52	3,180	857
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,554
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	12,000	2,957
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,100	537
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,963
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,949
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	588
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	585
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,030	936
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,361
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	1,004
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,085
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	7,011
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,552
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	771
	Alameda Fremont CA Unified School District GO	3.000%	8/1/33	1,000	959
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,019
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,015
[4]	Alhambra Unified School District GO	0.000%	8/1/34	1,500	1,102
[4]	Alhambra Unified School District GO	0.000%	8/1/42	2,250	1,134
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/47	1,425	1,482
[5]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	3.450%	9/3/24	5,500	5,500
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,015
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,571
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,693
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,443
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	13,125
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,691
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,395	18,251
[5]	Bay Area Toll Authority Highway Revenue VRDO	3.600%	9/3/24	9,200	9,200
[5]	Bay Area Toll Authority Highway Revenue VRDO	3.750%	9/3/24	4,200	4,200
[5]	Bay Area Toll Authority Highway Revenue VRDO	3.850%	9/3/24	42,015	42,015
	Beaumont CA Special Tax Revenue	5.000%	9/1/49	1,000	1,041
	Beaumont CA Special Tax Revenue	5.000%	9/1/54	1,500	1,552
	Berkeley CA GO	2.000%	9/1/41	140	100
	Berkeley Unified School District GO	2.000%	8/1/39	400	301
[7]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,137
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	3,155	2,878
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,806
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	1,135	1,135
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,296
	Burlingame School District GO	0.000%	8/1/35	3,970	2,788
	Burlingame School District GO	3.000%	8/1/42	2,000	1,760
[8]	Cabrillo Community College District GO	0.000%	5/1/26	2,060	1,936
	California (Veterans Bond Program) GO	4.750%	12/1/42	1,000	1,046
	California (Veterans Bond Program) GO	4.850%	12/1/46	2,000	2,109
	California (Veterans Bond Program) GO	5.500%	12/1/52	1,495	1,642
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	34,980	35,408
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	8,675	9,180
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,150	19,285

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	29,245	31,528
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	13,225	14,702
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	26,500
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	14,115	15,282
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	42,750	46,103
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	26,530	26,856
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	35,635	38,178
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	24,090	24,489
[5,9]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.000%	9/3/24	6,665	6,665
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,307
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,668
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	955
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,744
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,049
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	260	266
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	24,410	5,429
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	25
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	265
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,630	1,728
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,345
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	8,002
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	4,625	4,650
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	9,400	11,952
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	308
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	15,315	18,980
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,106
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,055
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,962
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,630	13,204
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,382
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	3,540	3,615
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,215	16,382
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,165
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	163
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	8,469
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,291
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	6,100	6,510
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,348
[9]	California Educational Facilities Authority Revenue TOB VRDO	4.200%	9/3/24	3,610	3,610
[9]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,751
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	12,500	13,177
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	15,085	16,958
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	46,450	53,190
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	22,830	24,165
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,222
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,147
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	406
	California GO	5.000%	9/1/26	3,500	3,665
	California GO	5.000%	10/1/26	1,270	1,335
	California GO	5.000%	10/1/27	1,625	1,745
	California GO	5.000%	10/1/27	1,000	1,074
	California GO	5.000%	11/1/27	2,090	2,248
	California GO	5.000%	4/1/28	1,375	1,492
	California GO	5.000%	11/1/28	15,000	16,474
	California GO	5.000%	4/1/29	1,665	1,843
	California GO	4.000%	9/1/29	1,000	1,068
	California GO	5.000%	10/1/29	2,000	2,070
	California GO	5.000%	10/1/29	3,860	4,314
	California GO	5.000%	4/1/30	3,340	3,755
	California GO	5.000%	8/1/30	4,750	4,945
	California GO	5.000%	8/1/30	10,000	10,192
	California GO	5.000%	8/1/30	5,040	5,463
	California GO	5.000%	10/1/30	4,200	4,565
	California GO	5.000%	8/1/31	14,040	14,870
	California GO	4.000%	9/1/31	5,000	5,092

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/31	8,675	9,029
	California GO	5.000%	11/1/31	1,000	1,064
	California GO	5.000%	11/1/31	2,255	2,440
	California GO	5.000%	8/1/32	2,000	2,114
[1]	California GO	5.250%	8/1/32	7,550	8,766
	California GO	4.000%	9/1/32	2,480	2,522
	California GO	5.000%	9/1/32	2,305	2,396
	California GO	5.000%	9/1/32	2,810	2,921
	California GO	5.000%	11/1/32	2,800	2,972
	California GO	5.000%	11/1/32	2,940	3,308
	California GO	5.000%	4/1/33	10,500	11,434
	California GO	5.000%	8/1/33	10,640	11,032
	California GO	5.000%	8/1/33	7,000	7,383
	California GO	3.000%	10/1/33	1,000	967
	California GO	5.000%	11/1/33	2,395	2,685
	California GO	5.000%	8/1/34	1,000	1,036
	California GO	5.000%	9/1/34	250	259
	California GO	5.000%	9/1/34	3,505	3,636
	California GO	4.000%	10/1/34	3,845	4,017
	California GO	3.000%	11/1/34	1,000	960
	California GO	4.000%	11/1/34	4,620	4,865
	California GO	5.000%	12/1/34	1,345	1,389
	California GO	5.000%	12/1/34	16,855	18,870
	California GO	5.000%	3/1/35	12,145	13,415
	California GO	5.000%	3/1/35	2,930	3,236
	California GO	5.000%	4/1/35	13,875	14,943
	California GO	5.000%	8/1/35	3,110	3,218
	California GO	4.000%	9/1/35	11,500	11,629
	California GO	5.000%	9/1/35	3,265	3,383
	California GO	5.000%	9/1/35	1,465	1,712
	California GO	5.000%	11/1/35	3,750	3,955
	California GO	5.000%	12/1/35	3,945	4,398
	California GO	4.000%	3/1/36	15,985	16,631
	California GO	5.000%	3/1/36	1,245	1,371
	California GO	5.000%	4/1/36	3,615	3,916
	California GO	5.000%	8/1/36	9,350	9,658
	California GO	3.000%	9/1/36	7,000	6,535
	California GO	4.000%	9/1/36	5,295	5,337
	California GO	5.000%	9/1/36	3,730	4,248
	California GO	5.000%	9/1/36	2,180	2,482
	California GO	5.000%	9/1/36	500	517
	California GO	5.000%	9/1/36	18,850	21,750
	California GO	5.000%	9/1/36	3,500	4,064
	California GO	5.000%	9/1/36	15,180	17,628
	California GO	5.000%	10/1/36	2,000	2,295
	California GO	5.000%	11/1/36	15,000	16,129
	California GO	5.000%	12/1/36	13,130	14,581
	California GO	5.000%	4/1/37	3,320	3,759
	California GO	5.000%	8/1/37	7,500	7,741
	California GO	5.000%	8/1/37	6,000	6,419
	California GO	5.000%	9/1/37	2,000	2,067
	California GO	5.000%	9/1/37	16,665	19,203
	California GO	5.000%	10/1/37	7,815	8,774
	California GO	5.000%	11/1/37	15,340	16,467
	California GO	5.000%	9/1/38	2,605	2,994
	California GO	4.000%	11/1/38	1,100	1,136
[10]	California GO	5.000%	8/1/39	10,000	11,563
	California GO	5.000%	9/1/39	1,505	1,700
	California GO	4.000%	10/1/39	1,530	1,566
	California GO	5.000%	10/1/39	5,000	5,128
	California GO	5.000%	10/1/39	1,750	1,992
	California GO	4.000%	11/1/39	5,000	5,148
	California GO	5.000%	11/1/39	10,000	10,679
	California GO	4.000%	3/1/40	4,905	5,017
	California GO	4.000%	10/1/41	10,905	11,154
	California GO	3.000%	11/1/41	4,125	3,617
	California GO	2.250%	12/1/41	480	359
	California GO	4.000%	4/1/42	1,500	1,531
	California GO	5.000%	4/1/42	5,000	5,241
	California GO	4.000%	9/1/42	1,700	1,737

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/42	23,770	26,561
	California GO	5.000%	10/1/42	9,000	9,623
	California GO	5.000%	10/1/42	3,500	3,937
	California GO	4.000%	9/1/43	8,290	8,440
	California GO	5.000%	9/1/43	5,000	5,648
[10]	California GO	5.000%	8/1/44	1,500	1,700
	California GO	5.000%	4/1/45	2,835	3,014
	California GO	2.375%	10/1/46	2,000	1,394
	California GO	5.250%	9/1/47	8,425	9,451
	California GO	5.000%	10/1/48	17,050	17,942
	California GO	5.000%	4/1/49	5,000	5,292
[10]	California GO	5.000%	8/1/49	1,685	1,879
	California GO	2.500%	12/1/49	100	69
	California GO	2.500%	3/1/50	500	342
	California GO	4.000%	3/1/50	5,000	5,001
	California GO	4.000%	10/1/50	1,500	1,500
	California GO	5.250%	10/1/50	9,000	10,104
	California GO	4.250%	9/1/52	2,515	2,558
	California GO	5.000%	9/1/52	2,380	2,598
[10]	California GO	5.250%	8/1/54	6,495	7,348
[5]	California GO VRDO	3.500%	9/3/24	2,275	2,275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,750	2,751
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,780	1,826
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,528
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	7,500	8,399
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,366
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,765	1,859
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	9,910	11,149
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,825
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	495	496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,350	14,880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,017
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,874
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,095
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,795	1,993
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,554
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	6,024
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,035	1,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	7,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,080	1,192
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,849
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,565
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	2,520	2,214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,745	2,824
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	16,405	16,291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	9,740	9,993
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	4,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	32,990	39,976
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	27,905	27,883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	3,795	3,922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	6,755	6,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,278
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	5,975	5,018
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,840	8,438
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,652
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,370
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	6,440	6,530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	3,166

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue BAN	3.000%	6/1/47	9,980	8,447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,095	4,096
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,875	3,016
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,505	3,688
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	7,595	8,459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	1,000	1,123
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	1,265	1,426
[5,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	9/5/24	8,495	8,495
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	509
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	257
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	18,420	18,953
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	266
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/34	6,630	6,765
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,985	8,346
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	227
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,017	18,298
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,105	17,602
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	20,281	19,220
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,469	3,662
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,640	1,363
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	5,000	4,967
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	10,000	10,148
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,250	9,469
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,315	9,536
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,523
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	5,087
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,006
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,307
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,680
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,676
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,689
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,769
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	3,178
[9]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	4,547
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,482
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,220
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	1,765	1,888
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	1,835	1,957
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,997
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,128
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,355
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	2,500	2,510
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	7,536
[9]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	510	508
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	1,165	1,222
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	238
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	653
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,174
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	788
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	261
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,875
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	2,500	2,412
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,624
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,083
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,482
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,869
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,548
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	800	829
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,833
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,061
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,278
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	968
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,575	2,614

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,750	1,775
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,057
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,948
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,175	1,185
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	13,225
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,189
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,432
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	1,500	1,541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,465
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/38	725	824
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	437
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	2,960	3,108
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,003	6,980
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	1,016
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,900	1,932
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/49	1,000	1,083
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	12,376
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,836
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	6,197
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/54	1,000	1,075
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/59	1,000	1,066
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	996
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,689
[9]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,946
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	4,500	4,585
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	579	593
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,261
[5,9]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.400%	9/3/24	6,400	6,400
[9]	California Municipal Finance Authority Private Schools Revenue	5.750%	5/1/54	710	739
[9]	California Municipal Finance Authority Private Schools Revenue	5.875%	5/1/59	710	742
[9]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,000	1,078
[9]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	4,345	4,704
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/49	785	822
	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,081
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	750	779
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/48	375	385
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	9,360	10,039
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.125%	9/1/54	1,000	1,035
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,074
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	1,070	1,095
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	204
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,569
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,460	1,653
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,055	1,184
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,960
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	17,050	17,778
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,500	2,312
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	2,750	2,506
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,602
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	253
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,014
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	279
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	630
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,213
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	718
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	3,100
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/54	1,770	1,786
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	30
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	8,315
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,815
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/64	1,020	1,022
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,076

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,150
[9]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,674
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/49	150	154
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,891
[9]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/50	2,120	2,130
[9]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	1,550	1,158
[9]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	1,300	922
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	51
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	499
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,022
[9]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/36	1,480	1,443
[9]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/51	250	218
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,645
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,395	1,623
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	1,000	1,160
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,300
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,094
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,125
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	1,000	1,122
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	6,020
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	11,103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,053
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	680
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,293
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,188
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,085
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	2,405	2,418
	California State University College & University Revenue	5.000%	11/1/32	6,610	6,837
	California State University College & University Revenue	5.000%	11/1/35	1,110	1,205
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,128
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,533
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,136
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,396
	California State University College & University Revenue	5.000%	11/1/38	660	692
	California State University College & University Revenue	5.000%	11/1/42	1,500	1,570
	California State University College & University Revenue	5.000%	11/1/43	575	585
	California State University College & University Revenue	5.000%	11/1/48	7,975	8,427
	California State University College & University Revenue	5.250%	11/1/48	10,155	11,563
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,340
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,310
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	1,004
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	7,083
	California Statewide Communities Development Authority	4.000%	10/1/42	1,060	1,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,465	1,500
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,920	5,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	203
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	900	943
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,413
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	895	930
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,715	2,765
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	145	131
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,653
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,359
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,475	1,522
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	992

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,850	1,900
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,500	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	4,082
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	2,585	2,583
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	5,975
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,043
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,000	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	909
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,087
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	1,395	1,435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	10,126
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/51	4,895	3,758
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,866
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	5,475	5,483
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	19,645	19,864
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,805
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	2,900	2,975
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,581
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	998
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	2,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	9,277
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	480	535
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,730
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	9/3/24	11,000	11,000
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	2,635	2,833
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,295
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	8,566
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,060
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,599
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,561
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,185
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,252
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,401
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	7,001
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	3,030
[5,9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/3/24	10,985	10,985
[5,9]	California Statewide Communities Development Authority Multi-Family Housing Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.050%	9/3/24	12,105	12,105
[9]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.400%	9/3/24	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/49	2,050	2,135
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/50	805	830
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/52	1,990	2,096
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/53	2,500	2,610
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/54	1,290	1,339
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	475	495
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	1,815	1,880
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,439
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	650	672
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	1,500	1,548
[10]	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	800	815
	Campbell CA GO	5.000%	9/1/47	1,000	1,078
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,637
[10]	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/49	12,750	13,986

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,536
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	314
	Central Unified School District GO	4.000%	8/1/50	1,250	1,239
	Central Unified School District GO	5.250%	8/1/52	5,000	5,592
[6]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,157
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,905
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,203
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	5,000	5,030
	Chaffey Community College District GO	3.000%	6/1/39	1,000	912
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,764
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,881
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/49	675	701
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,291
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/54	740	765
	Chino Valley Unified School District GO	0.000%	8/1/40	1,800	954
	Chino Valley Unified School District GO	0.000%	8/1/41	2,500	1,251
	Chino Valley Unified School District GO	0.000%	8/1/42	2,000	949
	Chino Valley Unified School District GO	0.000%	8/1/43	3,590	1,608
	Chino Valley Unified School District GO	0.000%	8/1/44	4,000	1,696
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,252
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,614
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	1,993
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	3,007
[6]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,054
[6]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,358
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,928
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,350	2,173
	Clovis Unified School District GO	5.250%	8/1/40	650	727
[9]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,897
[9]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	4,065	2,987
[1]	Coast Unified School District GO	0.000%	8/1/40	1,610	880
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	1,050	1,042
[6]	Colton Joint Unified School District GO	0.000%	8/1/46	4,700	1,772
[6]	Colton Joint Unified School District GO	0.000%	8/1/47	5,000	1,793
[6]	Colton Joint Unified School District GO	0.000%	8/1/48	3,500	1,189
	Contra Costa Community College District GO	4.000%	8/1/34	1,300	1,300
	Contra Costa Water District Water Revenue	5.000%	10/1/53	4,670	5,181
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	5,845	5,951
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,985	1,572
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	2,215	1,861
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	2,000	1,447
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	3,092
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	1,000	707
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	730
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	9,975	7,586
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	12,000	8,771
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,219
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,683
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,210
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	565	568
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,675	4,961
	Desert Community College District GO	4.000%	8/1/51	2,000	1,975
[5,9]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.400%	9/3/24	4,900	4,900
	Dixon CA Special Tax Revenue	5.000%	9/1/41	625	669
	Dixon CA Special Tax Revenue	5.000%	9/1/54	1,000	1,038
[1]	Downey Unified School District GO	2.000%	8/1/42	450	309
[1]	Downey Unified School District GO	2.125%	8/1/44	135	91
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,487
	Dublin CA Special Tax Revenue	5.375%	9/1/51	1,250	1,310
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	793
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,004
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,998
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,491

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,797
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,102
	Eastern Municipal Water District Water Revenue VRDO	3.600%	9/3/24	3,325	3,325
	Eastern Municipal Water District Water Revenue VRDO	3.750%	9/3/24	1,000	1,000
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,904
[3]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	3,129
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,103
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,007
	El Monte Union High School District GO	0.000%	6/1/44	2,340	983
	El Monte Union High School District GO	0.000%	6/1/45	2,250	894
	El Monte Union High School District GO	0.000%	6/1/46	2,000	751
	El Monte Union High School District GO	0.000%	6/1/47	1,500	537
	El Monte Union High School District GO	0.000%	6/1/48	1,250	424
	El Monte Union High School District GO	0.000%	6/1/49	1,000	321
	El Rancho Unified School District GO	2.000%	8/1/37	2,000	1,557
	El Segundo Unified School District GO	2.000%	8/1/46	845	534
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,574
	El Segundo Unified School District GO	2.000%	8/1/48	130	79
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,841
[6]	El Segundo Unified School District GO	2.125%	8/1/50	100	62
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,010
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/27	1,615	1,646
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/28	3,900	3,973
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/29	2,425	2,470
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	5,059
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	947
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,248
[4]	Escondido Union High School District GO	0.000%	8/1/32	3,010	2,378
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/35	2,160	2,178
	Eureka City Schools GO	3.200%	8/1/25	2,065	2,064
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,887
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/51	5,290	4,826
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,959
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,181
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,675	4,054
[9,12]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	9/3/24	5,500	5,500
[9,12]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	9/3/24	25,130	25,130
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,150	1,060
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/47	1,250	1,276
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/49	415	432
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/53	485	502
	Fontana CA Special Tax Revenue	5.000%	9/1/48	350	367
	Fontana CA Special Tax Revenue	4.000%	9/1/51	525	488
	Fontana CA Special Tax Revenue	5.000%	9/1/54	1,000	1,042
[6]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,892
[6]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,351
[6]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,877
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,526
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,109
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	949
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	912
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	212
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	737
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,467
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,290
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,180	7,363
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,499
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,238
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,407
[9,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,680	8,723
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,483
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,203
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,547
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,149
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,231
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,395
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,366
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,009
	Fresno Unified School District GO	4.000%	8/1/45	250	250

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Galt Joint Union High School District GO	5.000%	8/1/43	1,000	1,029
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,557
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	4,937
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,178
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,009
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	1,003
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	3,058
	Glendale CA Community College District GO	4.000%	8/1/50	1,450	1,432
	Glendale CA Unified School District GO	3.000%	9/1/39	5,000	4,580
[6,8]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	3,052
	Grossmont Healthcare District GO	4.000%	7/15/34	3,370	3,382
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	4,191
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	2,000	2,118
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	6,038
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,913
	Hartnell CA Community College District GO	4.000%	8/1/35	300	308
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,685
[9]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	10,050	9,237
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,139
[6]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,448
[6]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,084
[6]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,820
[6]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,101
[6]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,238
[6]	Hayward Unified School District GO	4.000%	8/1/50	2,990	2,961
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,632
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,824
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	1,001
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,440
[6]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,049
[6]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,179
[6]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	523
[6]	Inglewood Unified School District GO	4.000%	8/1/26	250	255
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,512
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,175
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,630
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.250%	2/1/46	265	273
[5]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue VRDO	3.400%	9/3/24	2,130	2,130
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,915
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	347
[6]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/45	1,455	1,455
[6]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/50	6,950	6,907
[6]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	626
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	5,038
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,828
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	501
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	493
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	943
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,239
[6]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,657
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,057
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,312
[3]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,845
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,462
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,162
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	337
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	306
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,211
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	953
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	357
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	939
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	488
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,932
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,541
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	796

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,664
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,763
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,302
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	1,555	1,524
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,175
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	3,000	3,006
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,667
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,754
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,294
[13]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.034%	11/15/26	1,800	1,820
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	2,695	2,785
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,298
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	273
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	279
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	347
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	496
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,575	1,594
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,186
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	500	516
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,057
	Long Beach Community College District GO	3.000%	8/1/41	2,000	1,738
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,741
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,486
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,590
	Long Beach Unified School District GO	5.000%	8/1/42	900	928
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,410
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,951
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,105
[10]	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/49	1,400	1,473
[10]	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/54	1,750	1,836
	Los Angeles CA General Fund Revenue	5.000%	6/26/25	18,000	18,344
[5,9]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.400%	9/3/24	25,100	25,100
[6]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	481
	Los Angeles CA Unified School District GO	5.000%	7/1/31	7,065	8,199
	Los Angeles CA Unified School District GO	5.000%	7/1/32	14,500	17,035
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,176
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,066
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,850
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,560
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,133
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,129
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,197
	Los Angeles CA Unified School District GO	5.250%	7/1/42	8,000	8,479
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,425
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,222
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,070
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,438
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,640
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,749
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,209
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,520
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	5,830	5,750
[5,9]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	4.200%	9/3/24	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,512
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	11,950	13,414
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	13,195	14,755
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,131
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,423
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,806
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,510
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,572
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,041
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,780
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,388
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,140
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,191
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,554
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,292
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,269
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,319

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	15,100	16,804
[10]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	3,550	3,525
[10]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	19,250	21,671
[10]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	6,625	7,671
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,011
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,893
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,145	1,163
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,660	5,739
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,057
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	584
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,345
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,092
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,085
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,680
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	500	505
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,929
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,139
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,387
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	4,210	4,318
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,799
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,245	4,590
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,598
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,880
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,722
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	85	85
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,498
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20,375	21,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,436
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	18,495	20,040
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,675	8,316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,192
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.550%	9/3/24	3,700	3,700
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.600%	9/3/24	200	200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.600%	9/3/24	2,700	2,700
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.650%	9/3/24	3,100	3,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.650%	9/3/24	11,925	11,925
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.650%	9/3/24	5,280	5,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.750%	9/3/24	700	700
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,888
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	4,971
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,872
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,736
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,601
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,059
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,305	2,617
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	5,950
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,649
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	19,708
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,700	1,730
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,302
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/37	1,200	1,406
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,898
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,661
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,376
[3]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,390
[6]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	515
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	1,010
	Menifee CA Special Tax Revenue	5.000%	9/1/53	1,000	1,036
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	3,650	3,460
[4]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,239
[6]	Merced Union High School District GO	0.000%	8/1/37	5,200	3,320

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	4.000%	3/15/40	325	337
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	9,540	10,334
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	964
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,215
	Modesto High School District GO	4.000%	8/1/52	8,595	8,471
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,016
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,316
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,819
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,117
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	3,950
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,154
[10]	Moreland School District GO	3.875%	8/1/30	960	979
[6]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,638
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	3,014
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	6,082
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,774
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,674
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,316
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	711
[6]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,725
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,089
	Mount San Antonio Community College District GO	5.000%	8/1/44	3,150	3,369
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,777
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,971
	Mount San Jacinto Community College District GO	3.000%	8/1/38	1,715	1,585
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,006
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	4,001
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,115
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	6,187
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,515
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	843
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,782
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,843
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,747
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,428
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,828
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	631
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,805	10,112
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,085	13,067
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,516
	New Haven Unified School District GO	4.000%	8/1/36	500	512
	New Haven Unified School District GO	4.000%	8/1/37	70	72
	New Haven Unified School District GO	4.000%	8/1/39	420	425
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,245
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,840
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	678
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,300
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	620
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	250	251
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,608
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,932
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,334
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	924
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	912
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	900
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	31,370	33,664
	Northern California Sanitation Agencies Financing Authority Sewer Revenue	5.000%	12/1/44	500	500
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	150	152
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,704
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	98
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,865	6,867
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,509
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,527
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,356
	Novato CA Unified School District GO	5.000%	8/1/25	1,500	1,502
	Novato CA Unified School District GO	3.000%	8/1/43	1,430	1,242
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,527
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,067
[6]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,228

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,341
[4]	Oceanside CA Unified School District GO	0.000%	8/1/25	4,555	4,437
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,439
	Ontario CA Special Tax Revenue	5.500%	9/1/48	1,500	1,622
	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,173
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,716
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,037
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,664
	Orange County Water District Water Revenue	4.000%	8/15/34	650	687
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,266
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,256
[6,9]	Oxnard School District GO TOB VRDO	3.950%	9/3/24	4,000	4,000
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,052
[10]	Pajaro Valley Health Care District GO	5.000%	9/1/54	8,000	8,364
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	727
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,221
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,430
	Palo Alto Unified School District GO	3.250%	8/1/42	10,150	9,520
	Palomar Health GO	4.000%	8/1/32	4,140	4,127
[4]	Palomar Health GO	0.000%	8/1/33	4,100	2,943
	Palomar Health GO	4.000%	8/1/33	4,560	4,543
	Palomar Health GO	4.000%	8/1/34	335	333
	Palomar Health GO	5.000%	8/1/34	1,100	1,113
	Palomar Health GO	4.000%	8/1/35	4,270	4,230
	Palomar Health GO	0.000%	8/1/36	5,025	2,769
	Palomar Health GO	4.000%	8/1/36	300	295
[1]	Palomar Health GO	0.000%	8/1/38	390	217
[4]	Palomar Health GO	7.000%	8/1/38	205	234
[3]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	1,950	1,818
	Paramount Unified School District GO	0.000%	8/1/42	1,000	470
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,689
	Peralta Community College District GO	4.000%	8/1/31	2,000	2,000
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,432
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,526
[6]	Perris CA Union High School District COP	5.000%	10/1/48	3,000	3,177
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,672
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,515
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,533
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,960
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,220
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,170
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,784
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,190
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,638
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	500	500
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.000%	6/1/34	200	203
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/35	265	270
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/36	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/37	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/38	200	203
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/39	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/40	110	112
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/41	250	254
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/42	200	203
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.500%	6/1/52	1,100	1,113
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	4,978
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,195
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,506
[6]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,608
[6]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,275
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	630
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	992
[6]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,359
	Poway Unified School District GO	0.000%	8/1/33	990	752
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,804
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,934
	Poway Unified School District GO	0.000%	8/1/46	8,000	3,025
	Poway Unified School District GO	0.000%	8/1/51	7,500	2,238
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,315	2,429

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,395	3,559
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,809
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,753
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,237
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/49	550	573
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/53	520	539
	Rancho Cordova CA Special Tax Revenue	5.375%	9/1/53	1,300	1,375
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,750
	Ravenswood CA City School District GO	4.000%	8/1/46	3,240	3,205
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,029
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	616
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,355
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	202
[8]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,251
	Rialto CA Special Tax Revenue	5.500%	9/1/53	5,035	5,400
	Rialto CA Special Tax Revenue	5.750%	9/1/58	5,235	5,687
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,349
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,646
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	3,975
	Riverside CA Sewer Revenue	5.000%	8/1/37	1,000	1,077
	Riverside Community College District GO	3.000%	8/1/35	530	513
	Riverside Community College District GO	3.000%	8/1/36	2,490	2,349
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,022
	Riverside Community College District GO	3.000%	8/1/40	6,050	5,347
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,343
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,345
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,405
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,362
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	4,105	3,261
[6]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,832
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,684
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,313
	Riverside Unified School District GO	3.000%	8/1/36	800	744
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,646
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/49	1,050	1,093
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/54	1,270	1,314
[6]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,041
[1]	Robla CA School District GO Special Obligation Revenue	5.000%	8/1/44	2,170	2,259
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,865
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	923
[10]	Roseville CA Special Tax Revenue	5.000%	9/1/49	1,000	1,039
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,505
[10]	Roseville CA Special Tax Revenue	5.000%	9/1/54	1,500	1,556
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	887
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,622
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	7,785	8,056
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,258
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	5
[6]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,007
[6]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,894
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,389
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,464
[5,8,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.970%	9/5/24	34,700	34,700
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,456
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,784
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,373
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,146
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,709
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,143
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,420
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,161
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	9,475	10,514
[6]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,510
	Salinas Union High School District GO	4.000%	8/1/45	2,300	2,289
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,541
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,117
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,324
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,582
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,492
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,649

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bruno Park School District GO	5.000%	8/1/53	2,500	2,698
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	9,250	9,524
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	6,130	6,365
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	885
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,477
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,036
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	883
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,374
	San Diego CA Unified School District GO	0.000%	7/1/45	1,945	846
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,350
	San Diego CA Unified School District GO	4.000%	7/1/46	1,595	1,611
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,038
	San Diego CA Unified School District GO	5.000%	7/1/47	18,575	19,254
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	868
	San Diego CA Unified School District GO	5.000%	7/1/48	11,500	12,810
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	711
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,850
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,105
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,382
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,156
	San Diego Community College District GO	4.000%	8/1/41	1,000	1,052
	San Diego Community College District GO	4.000%	8/1/42	1,000	1,044
	San Diego Community College District GO	4.000%	8/1/43	1,000	1,037
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,516
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,550
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,301
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,155
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,442
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,587
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	5,405	5,546
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,500	4,588
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,581
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,577
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,194
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	5,175	5,778
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,032
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	691
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,133
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	730
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/39	1,565	1,614
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,227
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	7,725	7,979
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	924
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,549
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	937
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	5,200
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,941
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,856
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,233
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/41	3,355	3,389
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,500
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,492
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,610
	San Francisco CA City & County COP	4.000%	4/1/43	5,865	5,884
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	927
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,519
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,625
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,515
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,050
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	10,000	10,021
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	19,843
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,844
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,498
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,435
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,035
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,471

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	4,875	5,045
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,916
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	8,605	9,097
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	1,900	2,007
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,212
	San Francisco City & County CA GO	3.000%	6/15/34	3,250	3,076
	San Francisco City & County CA GO	3.000%	6/15/35	2,140	2,001
[9]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/3/24	16,500	16,500
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,326
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,135	2,141
	San Francisco City & County Public Utilities Commission Power Water Revenue	5.000%	11/1/39	1,790	1,811
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,260
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,504
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,329
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,227
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,103
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,028
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/30	1,200	1,252
[6]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,598
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,298
[6]	San Francisco Community College District GO	5.250%	6/15/49	18,500	20,916
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,970
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,262
	San Francisco Unified School District GO	4.000%	6/15/33	7,830	7,832
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,579
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,057
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,731
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,854
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,710
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,153
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,332
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,083
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,423
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	173
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,053
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	556
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	402
	San Jose CA GO	5.000%	9/1/49	5,400	5,735
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,340
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,023
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	5,070
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,329
	San Juan Unified School District GO	2.375%	8/1/41	15	12
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,189
[6]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,141
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,411
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	994
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,571
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	811
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,226
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,611
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,287
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,111
	San Marcos Unified School District GO	0.000%	8/1/39	5,000	2,871
	San Marcos Unified School District GO	0.000%	8/1/40	5,000	2,720
	San Marcos Unified School District GO	0.000%	8/1/41	2,000	1,031
	San Marcos Unified School District GO	0.000%	8/1/42	1,000	490
	San Marcos Unified School District GO	0.000%	8/1/43	1,000	466
[5]	San Mateo County Transit District Sales Tax Revenue VRDO	3.750%	9/3/24	3,665	3,665
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,042
	San Mateo Foster City CA School District GO	4.000%	8/1/44	2,750	2,827
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,538
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,218

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,173
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,404
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,644
	San Rafael CA City High School District GO	3.000%	8/1/40	1,950	1,745
	San Rafael CA City High School District GO	4.250%	8/1/47	5,500	5,574
	San Rafael CA City High School District GO	4.000%	8/1/53	7,000	6,931
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,720
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,044
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,041
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,476
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,526
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,109
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	478
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,324
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,555
[6]	Sanger Unified School District GO	3.000%	8/1/45	1,000	830
[6]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,493
[6]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,423
[3]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,865
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,742
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	621
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,242
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,567
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,797
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	3,000	2,976
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,477
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	6,089
	Santa Clara Unified School District GO	3.250%	7/1/44	3,790	3,369
	Santa Clarita Community College District GO	3.000%	8/1/36	750	698
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,198
	Santa Clarita Community College District GO	3.000%	8/1/41	950	833
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/39	4,300	4,335
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	799
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,084
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,635
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,752
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,246
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,575	1,386
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	445
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	664
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	571
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,166
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,312
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,220	2,016
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/42	4,770	4,143
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,349
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,790
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,600
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,338
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	364
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	259
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	1,006
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	1,015
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	1,001
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,362
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,525
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,027
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	5,000	5,713
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,688
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	11,255	12,805
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,666
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.950%	9/3/24	300	300
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,773

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,512
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	26,975	29,037
	Southwestern Community College District GO	3.000%	8/1/39	900	832
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,132
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,265
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	252
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,620
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,243
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,715
	State Center Community College District GO	3.000%	8/1/40	4,660	4,150
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/49	525	549
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/54	650	674
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,680
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,134
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,053
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,688
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,059
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,963
	Sunnyvale CA School District GO	4.000%	9/1/36	250	261
	Sunnyvale CA School District GO	4.000%	9/1/37	270	280
	Sunnyvale CA School District GO	4.000%	9/1/42	700	714
	Sunnyvale CA School District GO	4.000%	9/1/44	600	609
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	3,425	3,401
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,426
	Sweetwater Union High School District GO	5.000%	8/1/33	165	169
	Sweetwater Union High School District GO	5.000%	8/1/34	900	923
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	702
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,456
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,819
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,714
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,608
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,322
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,777
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,672
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,579
[6,9]	Sweetwater Union High School District GO TOB VRDO	4.000%	9/3/24	8,000	8,000
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,737
	Temecula Public Financing Authority Special Tax Revenue	5.000%	9/1/44	920	968
	Temecula Public Financing Authority Special Tax Revenue	5.000%	9/1/54	875	905
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,280
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,075
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,144
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,836
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	910
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,924
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	842
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,063
[6]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,335
[3]	Tulare Union High School District GO	0.000%	8/1/27	515	473
[3]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,115
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,047
[14]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	3,158
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,888
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,247
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,055
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	543
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,287
	Union Elementary School District GO	5.000%	9/1/25	315	323
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,848
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,652
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,135
	University of California College & University Revenue	5.000%	5/15/26	7,000	7,314
	University of California College & University Revenue	3.250%	5/15/29	5,185	5,193
	University of California College & University Revenue	5.000%	5/15/29	2,870	3,219
	University of California College & University Revenue	5.000%	5/15/29	16,000	17,946
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,142
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,025
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,707
	University of California College & University Revenue	5.000%	5/15/40	300	304
	University of California College & University Revenue	5.000%	5/15/41	7,850	8,077

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,194
	University of California College & University Revenue	5.000%	5/15/43	19,100	20,179
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,599
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,515
	University of California College & University Revenue	4.000%	5/15/51	8,000	8,016
	University of California College & University Revenue	5.000%	5/15/52	23,340	25,407
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	1,980	2,046
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,134
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	28,855	29,962
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	14,190	15,482
[6]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,760
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	835
	University of California College & University Revenue VRDO	3.450%	9/3/24	26,245	26,245
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	1,957
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,128
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,370
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	8,215	8,445
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,473
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,898
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	8,690	9,498
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	3,000	3,064
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	35,140	34,933
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	13,823
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.600%	9/3/24	1,500	1,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/3/24	1,900	1,900
	Upland CA COP	4.000%	1/1/42	5,635	5,192
	Upland CA COP	5.000%	1/1/47	4,060	4,140
[9]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	3.900%	9/3/24	2,400	2,400
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	806
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,075
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,624
[6]	Val Verde Unified School District GO	4.000%	8/1/46	550	541
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,945
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,471
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,633
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,925
	Ventura Unified School District GO	4.000%	8/1/52	11,230	10,995
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,000	1,040
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	940
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	805
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,381
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,017
[3]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,597
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	635
	Washington Township Health Care District GO	5.250%	8/1/48	1,100	1,233
	Washington Township Health Care District GO	5.500%	8/1/53	750	850
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,378
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,294
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	523
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,082
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,107
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,507
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,090
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	513
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,167
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	643
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,141
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,197
[9]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.040%	9/6/24	4,040	4,040
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,911
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	802
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	936
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,303
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	825
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,056
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,668
[6]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,652
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,251
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,129

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	620	655
[6]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,055
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,050	737
[1]	William S Hart Union High School District GO	0.000%	8/1/36	1,150	770
					5,466,510
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,001
Maryland (0.1%)
[12]	Freddie Mac Pool	3.750%	7/1/42	4,579	4,608
Minnesota (0.2%)
[12]	Freddie Mac Pool	3.550%	11/1/32	2,075	2,041
[12]	Freddie Mac Pool	3.180%	9/1/33	8,975	8,606
					10,647
Multiple States (0.5%)
[12]	Freddie Mac Multifamily Certificates	3.350%	11/25/33	8,547	8,354
[12]	Freddie Mac Multifamily Certificates	2.875%	7/25/36	10,142	9,450
[12]	Freddie Mac Multifamily Certificates	2.250%	9/25/37	9,890	8,364
					26,168
Ohio (0.1%)
[12]	Freddie Mac Pool	3.400%	11/1/40	7,500	7,070
Pennsylvania (0.1%)
[12]	Freddie Mac Pool	3.600%	7/1/40	3,997	3,721
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	3,187	2,016
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	8,332	8,390
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,896	12,387
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,431
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,044	11,121
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	10,000	6,726
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,652	3,622
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	810	769
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	161
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	528
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	1,029
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	638
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,800	1,707
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,365	5,088
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	983
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,125
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	793
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,560	1,493
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,753	2,727
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,920	3,871

Vanguard® California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	17,530	17,600
				89,205
Total Tax-Exempt Municipal Bonds (Cost $5,606,583)				5,608,930
Total Investments (100.9%) (Cost $5,606,583)				5,608,930
Other Assets and Liabilities—Net (-0.9%)				(50,233)
Net Assets (100%)				5,558,697
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Securities with a value of $392,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $358,050,000, representing 6.4% of net assets.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	508	55,574	(131)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(111)	(14,645)	204
				73
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Vanguard® California Long-Term Tax-Exempt Fund
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,608,930	—	5,608,930
Derivative Financial Instruments
Assets
Futures Contracts[1]	204	—	—	204
Liabilities
Futures Contracts[1]	(131)	—	—	(131)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.